Retained earnings (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Distribution Towards Legal Reserve and Cash Dividend	The appropriations and dividends per share are as follows:

	2019		2020		2021
	Amount	Cash distribution per share	Amount	Cash distribution per share	Amount	Cash distribution per share
	NT$000	NT$	NT$000	NT$	NT$000	NT$
Legal reserve	258,416		232,611		505,482
Special reserve	19,802		(19,802)		—
Cash dividend	1,309,032	1.80	1,599,928	2.20	3,127,133	4.30